Schedule of Weighted Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Weighted-average discount rate	8.00%	8.00%
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Weighted-average remaining lease term		1 year 21 days	2 years 21 days
Weighted-average discount rate		8.60%	8.60%